EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangements [Abstract]
Schedule of Shares Outstanding
The following shows the evolution of the share options for the years ended at December 31, 2023 and 2022:

	As of December 31, 2023		As of December 31, 2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Balance at the beginning of year	546,827	30.91	643,957	31.79
Forfeited during the year	(500)	32.36	(2,750)	22.20
Exercised during the year	(145,630)	28.18	(94,380)	37.17
Balance at end of year	400,697	31.36	546,827	30.91
The following shows the evolution of the RSUs for the years ended at December 31, 2023 and 2022:

	As of December 31, 2023		As of December 31, 2022
	Number of RSU	Weighted average grant price	Number of RSU	Weighted average grant price
Balance at the beginning of year	1,089,727	166.04	579,492	164.73
RSU granted during the year	378,323	169.61	801,041	159.12
Forfeited during the year	(45,935)	201.71	(24,506)	178.34
Issued during the year	(257,079)	167.22	(266,300)	122.29
Balance at end of year	1,165,036	165.42	1,089,727	166.04

The following shows the evolution of the SEUs for the years ended at December 31, 2023 and 2022:

	As of December 31, 2023		As of December 31, 2022
	Number of SEU	Weighted Average Fair Value	Number of SEU	Weighted Average Fair Value
Balance at the beginning of year	57,779	168.16	—	—
SEU granted during the year	—	—	61,072	168.16
Forfeited during the year	(19,796)	190.43	(3,293)	168.16
Issued during the period	(9,924)	190.43	—	—
Balance at end of year	28,059	237.98	57,779	168.16
The following tables summarizes the SEU at the end of the year:

Grant date	Grant price ($)	Number of Restricted Phantom Stock Units	Fair value at grant date ($)	Expense as of December 31, 2023 ($) (*)
2022	268.05	15,367	4,139	1,038

2022	210.07	1,362	288	94

2022	181.2	8,577	1,557	779

2022	169.78	2,753	466	411

TOTAL		28,059	6,450	2,322

(*) Includes social security taxes.

25.2 - Share options exercised, RSU and SEU vested during the year:

	As of December 31, 2023		As of December 31, 2022
	Number of options exercised	Exercise price	Number of options exercised	Exercise price
Granted in 2018	2,500	55.07	2,500	55.07
Granted in 2019	2,000	52.10	—	52.10
Granted in 2018	10,000	46.00	20,750	46.00
Granted in 2018	5,000	44.97	—	44.97
Granted in 2016	—	39.37	27,000	39.37
Granted in 2017	7,500	36.30	—	36.30
Granted in 2016	45,510	32.36	33,920	32.36
Granted in 2015	256	29.34	—	29.34
Granted in 2016	834	29.01	—	29.01
Granted in 2015	48,713	28.31	8,385	28.31
Granted in 2014	23,317	10.00	1,825	10.00
Balance at end of the year	145,630		94,380
The following tables summarizes the RSU vested during the years 2023 and 2022:

	December 31, 2023		December 31, 2022
	Number of RSUs vested	Grant price	Number of RSUs vested	Grant price

Granted in 2021	—	328.96	468	328.96
Granted in 2021	16,300	298.47	16,375	298.47
Granted in 2021	1,500	297.49	1,500	297.49
Granted in 2021	155	288.64	323	288.64
Granted in 2022	—	268.31	189	268.31
Granted in 2021	10,771	267.19	12,608	267.19
Granted in 2022	1,883	265.96	—	265.96
Granted in 2021	3,750	232.11	5,315	232.11
Granted in 2022	4,487	226.30	1,662	226.30
Granted in 2022	197	225.30	196	225.30
Granted in 2022	19,993	219.34	2,585	219.34
Granted in 2022	12	218.57	20	218.57
Granted in 2021	—	213.57	2,607	213.57
Granted in 2022	12,754	210.07	—	210.07
Granted in 2022	2,438	204.08	—	204.08
Granted in 2021	4,979	200.61	—	200.61
Granted in 2022	780	192.94	—	192.94
Granted in 2020	15,917	189.53	15,998	189.53
Granted in 2022	804	186.83	—	186.83
Granted in 2020	250	184.72	250	184.72
Granted in 2022	139	184.01	—	184.01
Granted in 2021	—	184.00	1,077	184.00
Granted in 2020	6,385	180.60	15,504	180.60
Granted in 2022	1,313	173.67	—	173.67
Granted in 2023	3,731	173.26	—	173.26
Granted in 2023	441	171.78	—	171.78
Granted in 2022	1,416	169.78	—	169.78
Granted in 2022	813	167.46	655	167.46
Granted in 2023	120	165.90	—	165.90
Granted in 2023	130	160.71	—	160.71
Granted in 2023	41,180	157.40	—	157.40
Granted in 2023	3,152	148.97	—	148.97
Granted in 2023	484	146.28	—	146.28
Granted in 2023	26	137.78	—	137.78
Granted in 2020	3,125	137.57	3,125	137.57
Granted in 2020	38,555	130.99	38,809	130.99
Granted in 2019	500	103.75	750	103.75
Granted in 2019	1,000	94.93	1,000	94.93
Granted in 2019	56,999	87.44	61,992	87.44
Granted in 2018	—	55.07	1,000	55.07
Granted in 2018	—	52.74	1,000	52.74
Granted in 2019	600	52.10	600	52.10
Granted in 2018	—	50.92	2,500	50.92
Granted in 2018	—	46.00	78,192	46.00
Balance at end of the year	257,079		266,300
The following tables summarizes the SEU vested during the years 2023 and 2022:

	As of December 31, 2023
	Number of SEU's vested	Exercise price

Granted in 2022 (*)	9,005	186.75
Granted in 2022 (*)	919	226.50
Balance at end of the year	9,924

(*) In 2022 no SEU's were vested.

Schedule of Shares Granted
The following tables summarizes the RSU at the end of the year:

Grant date	Grant price ($)	Number of Restricted Stock Units	Fair value at grant date ($)	Expense as of December 31, 2023 ($) (*)
2019	from 52.10 to 103.75	1,750	—	533

2020	from 130.99 to 189.53	53,040	7,863	4,630

2021	from 200.61 to 298.47	70,580	20,150	8,886

2022	from 138.00 to 265.96	713,149	107,517	23,070

2023	from 137.78 to 233.10	317,853	54,174	13,903

Subtotal		1,156,372	189,704	51,022

Non employees RSU

2020	from 130.99 to 189.53	775	123	63

2021	232.11	1,500	348	124

2022	from 186.83 to 265.96	1,350	296	370

2023	from 166.37 to 235.62	5,039	1,025	302

Subtotal		8,664	1,792	859
TOTAL		1,165,036	191,496	51,881

The following tables summarizes the share options at the end of the year:

Grant date	Exercise price ($)	Number of stock options	Number of stock options vested as of December 31, 2023	Fair value at grant date ($)	Fair value vested ($)	Expense as of December 31, 2023 ($) (*)
2014	10.00	43,921	43,921	149	149	156

2015	from 28.31 to 34.20	77,653	77,653	540	540	276

2016	from 29.01 to 32.36	201,623	201,623	1,543	1,543	708

2017	36.30	—	—	—	—	—

2018	from 44.97 to 55.07	77,500	77,500	1,570	1,570	276

2019	52.10	—	—	—	—	—

TOTAL		400,697	400,697	3,802	3,802	1,416

(*) Includes social security taxes.
Schedule of Fair Value of Shares Exercised
The Company estimated the following assumptions for the calculation of the fair value of the share options:

Assumptions	Granted in 2019 for 2014 plan
Stock price	52.10
Expected option life	6 years
Volatility	40%
Risk-free interest rate	3.10%
The American Binomial model requires the input of highly subjective assumptions, including the fair value of the Company's shares, expected volatility, expected term and risk-free interest rate.

Assumptions	Granted in 2022 for 2014 Plan
	Original Assumptions	Modifications to Original Assumptions
		Non US Employees	US Employees
Stock price	206.23	133.3	128.8
Expected life	7 years	8 years	7 years
Volatility	42.78%	—	—
Risk-free interest rate	2.63%	—	—

The share based payment was modified as detailed in the table above. The incremental fair value determined was 19.63 and 14.61 for Non US Employees and US Employees, respectively, and will be accrued in the remaining period.